Reinsurance - Reinsurers' share of insurance contract Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reinsurance
Provision for losses and loss adjustment expenses	$ 9,248.1	$ 8,946.2
Reinsurers' share of paid losses	1,454.2	884.3
Provision for unearned premiums	2,413.5	2,260.0
Total	13,115.8	12,090.5	$ 10,533.2
Current	6,414.4	5,572.4
Non-current	6,701.4	6,518.1
Gross recoverable from reinsurers
Reinsurance
Provision for losses and loss adjustment expenses	9,274.8	8,989.3
Reinsurers' share of paid losses	1,599.4	1,019.9
Provision for unearned premiums	2,413.5	2,260.0
Total	13,287.7	12,269.2
Provision for uncollectible reinsurance
Reinsurance
Provision for losses and loss adjustment expenses	(26.7)	(43.1)
Reinsurers' share of paid losses	(145.2)	(135.6)
Total	$ (171.9)	$ (178.7)	$ (155.6)